BACKGROUND AND BASIS OF PRESENTATION (Details) $ / shares in Units, $ in Millions	Apr. 13, 2021 $ / shares shares	Aug. 26, 2020 USD ($) shares	Jan. 02, 2022	Nov. 11, 2019 vote	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Number of independent publicly traded companies | vote				2
Consideration received on transaction | $		$ 298.0
Number of shares issued in transaction (in shares) | shares		8,915,692
Percentage of ownership before transaction		29.50%
Debentures due 2023 | Affiliated entity
Debt Instrument [Line Items]
Principal amount | $					$ 425.0
Stated percentage					4.00%
The TZS Private Placement
Debt Instrument [Line Items]
Number of shares issued in transaction (in shares) | shares	1,870,000
Shares issued, price per share (in USD per share) | $ / shares	$ 18.00
TotalEnergies | Maxeon
Debt Instrument [Line Items]
Percentage of ownership after transaction		36.40%
Ownership percentage			24.90%
Tianjin Zhonghuan Semiconductor Co., Ltd. (TZS) | Maxeon
Debt Instrument [Line Items]
Ownership percentage			24.40%